Segment Information	12 Months Ended
Jun. 30, 2012
Segment Information

14. Segment Information

The Company has two reportable segments, a transportation segment and an oil and gas segment. The Company reassesses its reportable segments at least annually. The transportation segment provides school transportation and management services to public and private schools in both the United States and Canada. The table below summarizes revenue and assets by geographical area for the transportation segment for the years ended June 30, 2012 and 2011:

2012
	Revenues	Property and Equipment (net)	Goodwill
United States	$300,862	$167,928	$99,105
Canada	63,003	51,585	43,585

Total	$363,865	$219,513	$142,690

For the year ended June 30, 2012, the oil and gas segment, which is located in the United States, had revenues of $5.1 million and net oil and gas interests of $7.2 million. There is no goodwill associated with this segment.

2011
	Revenues	Property and Equipment (net)	Goodwill
United States	$240,381	$124,932	$80,065
Canada	58,946	39,018	45,685

Total	$299,327	$163,950	$125,750

For the year ended June 30, 2011, the oil and gas segment, which is located in the United States, had revenues of $6.0 million and net oil and gas interests of $7.0 million. There is no goodwill associated with this segment.

The accounting policies of the segments are the same as those described in the basis of presentation. There are no inter-segment sales.

Reportable operating segments:

	2012	2011
Revenue
Transportation	$363,865	$299,327
Oil and gas	5,121	5,958

	$368,986	$305,285

Operating earnings
Transportation	$12,888	$10,495
Oil and gas	1,326	2,160

	14,214	12,655
Unallocated expenses	14,052	10,634
Provision for taxes	(2,092)	502

Net Income	$2,254	$1,519

Capital Expenditures
Transportation	$47,416	$11,826
Oil and gas	1,200	1,639

	$48,616	$13,465

Depreciation, depletion and amortization
Transportation	$39,587	$34,088
Oil and gas	999	1,195

	$40,586	$35,283

Total Assets
Transportation	$513,083	$420,837
Oil and gas	8,717	9,265

	$521,800	$430,102

Total Liabilities
Transportation	$312,106	$271,446
Oil and gas	1,876	2,112

	$313,982	$273,558